TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
Schedule of activity in warranty provisions modules

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Balance at beginning of year	332	24
Provided for the year	—	—
Reversal for the year	(308)	(24)
Balance at end of the year	24	—